Derivative Instruments - Schedule of Changes in Fair Value of Derivative Contracts (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Gain on interest rate swaps, net	$ 0	$ 659	$ (42)	$ 659	$ 5,485	$ 1,356	$ 2,428
Derivatives Previously Designated as Hedging Instruments
Derivative [Line Items]
Gain (loss) in other comprehensive income (loss) reclassified to earnings from termination of interest rate swaps, net	0	(659)	42	(659)	(5,056)	(13,870)	(20,545)
Amortization of derivatives	(1,079)	(1,480)	(2,198)	(3,173)	(6,333)	(1,055)	6,750
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	284	563	567	1,009	2,999	3,930	3,633
Change in fair value of interest rate swaps, net	0	0	0	0	0	0	6,546
Gain on interest rate swaps, net	0	0	0	0	0	1,410	2,428
Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Gain (loss) in other comprehensive income (loss) reclassified to earnings from termination of interest rate swaps, net	0	0	0	0	0	0	0
Amortization of derivatives	0	0	0	0	0	0	0
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	0	0	0	0	0	0	0
Change in fair value of interest rate swaps, net	6,542	(12,381)	7,187	(34,122)	(26,223)	44,748	11,217
Gain on interest rate swaps, net	$ 0	$ 659	$ (42)	$ 659	$ 5,485	$ (54)	$ 0